Average Annual Total Returns			12 Months Ended		27 Months Ended	33 Months Ended	39 Months Ended	56 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]		(20.56%)			34.19%
Performance Inception Date	[1]	Mar. 20, 2023
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		(21.63%)			26.49%
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		(12.18%)			24.51%
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[2]		(16.00%)		35.56%
Performance Inception Date	[2]	Sep. 29, 2023
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[2]		(16.79%)		24.24%
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		(9.47%)		23.82%
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[3]		(0.05%)		30.24%
Performance Inception Date	[3]	Sep. 29, 2023
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[3]		(1.01%)		25.19%
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		(0.03%)		21.53%
Bitwise Web3 ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[4]		28.12%				37.80%
Performance Inception Date	[4]	Oct. 03, 2022
Bitwise Web3 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[4]		28.12%				37.80%
Bitwise Web3 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		16.65%				30.88%
Bitwise Crypto Industry Innovators ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.40%					(3.39%)
Performance Inception Date		May 11, 2021
Bitwise Crypto Industry Innovators ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			18.40%					(3.39%)
Bitwise Crypto Industry Innovators ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.89%					(2.73%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	[1],[4]	24.70% [2]	23.52% [1]	22.86% [4]	13.02%
Bitwise Web3 Equities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bitwise Web3 Equities Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[4]		29.03%				38.60%
Bitwise Crypto Innovators 30 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bitwise Crypto Innovators 30 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			19.46%					(3.57%)

[1]	The Fund’s performance information presented above is unaudited and may differ from that which is presented in the Annual Shareholder Report due to required adjustments for shareholder reporting.
[2]	The Fund’s performance information presented above is unaudited and may differ from that which is presented in the Annual Shareholder Report due to required adjustments for shareholder reporting.
[3]	The Fund’s performance information presented above is unaudited and may differ from that which is presented in the Annual Shareholder Report due to required adjustments for shareholder reporting.
[4]	The Fund’s performance information presented above is unaudited and may differ from that which is presented in the Annual Shareholder Report due to required adjustments for shareholder reporting.